Leases (Details) - Schedule of operating maturity of lease liability - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of operating maturity of lease liability [Abstract]
2022	$ 64,471	$ 118,452
2023	88,325	88,325
2024	7,378	7,379
Total undiscounted finance lease payments	160,174	214,156
Less: Imputed interest	13,261	18,475
Present value of finance lease liabilities	$ 146,913	$ 195,681